UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.5%
	Banc of America Mortgage Securities Inc.:
$31,643	Series 2003-F, Class 1A1, 7.154% due 7/25/33 (a)(b)	$31,748
28,571	Series 2004-A, Class 1A1, 6.095% due 2/25/34 (a)(b)	28,898
311,285	Series 2004-E, Class 2A3, 4.110% due 6/25/34 (a)(b)	308,373
125,430	Series 2005-A, Class 2A1, 4.459% due 2/25/35 (a)(b)	123,669
49,088	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 5.740% due 11/25/34 (a)(b)	49,169
	Bear Stearns ARM Trust:
153,911	Series 2004-12, Class 1A1, 4.186% due 2/25/35 (a)(b)	152,770
132,369	Series 2005-6, Class 1A1, 5.082% due 8/25/35 (a)(b)	132,501
236,703	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.920% due 10/25/33 (a)(b)	236,719
333,827	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 5.540% due 12/25/36 (a)(b)(c)	333,410
	Countrywide Alternative Loan Trust:
211,851	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	211,745
499,398	Series 2005-59, Class 1A1, 5.649% due 11/20/35 (a)(b)	501,319
248,155	Series 2005-72, Class A1, 5.590% due 1/25/36 (a)(b)	248,168
256,746	Series 2006-OA07, Class 3A1, 5.530% due 6/25/46 (a)(b)	257,270
311,673	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	311,600
521,170	Series 2006-OA22, Class A1, 5.480% due 2/25/47 (a)(b)	520,122
197,906	Series 2007-AL1, Class A1, 5.570% due 6/25/37 (a)(b)	198,381
	Countrywide Home Loan Mortgage Pass-Through Trust:
54,883	Series 2001-HYB1, Class 1A1, 6.893% due 6/19/31 (a)(b)	55,012
93,629	Series 2002-26, Class A4, 5.820% due 12/25/17 (a)(b)	93,844
235,649	Countrywide Home Loans, Series 2006-3, Class 2A1, 5.570% due 3/25/36 (a)(b)	236,439
314,700	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.770% due 6/25/34 (a)(b)	315,639
	Federal National Mortgage Association (FNMA):
	Grantor Trust:
256,953	Series 2001-T1, Class A2, 5.943% due 10/25/40 (a)(b)	260,688
104,155	Series 2002-T19, Class A4, 6.122% due 3/25/42 (a)(b)	104,865
	REMIC Trust:
154,575	Series 1997-20, Class F, 5.537% due 3/25/27 (a)(b)	151,888
216,785	Series 2003-117, Class KF, PAC, 5.720% due 8/25/33 (a)(b)	217,625
35,564	Series 2003-124, Class F, 5.620% due 1/25/34 (a)(b)	35,575
127,498	Series 2005-86, Class FC, 5.620% due 10/25/35 (a)(b)	127,146
	Whole Loan:
63,156	Series 2003-W06, Class F, 5.670% due 9/25/42 (a)(b)	63,460
71,722	Series 2003-W14, Class 2A, 6.164% due 1/25/43 (a)(b)	73,518
214,760	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 5.923% due 2/25/36 (a)(b)	215,751
	Harborview Mortgage Loan Trust:
427,085	Series 2005-08, Class 1A2A, 5.650% due 9/19/35 (a)	428,765
281,430	Series 2005-13, Class 2A12, 6.090% due 2/19/36 (a)	285,217
248,777	Series 2006-13, Class A, 5.500% due 11/19/46 (a)	248,829
472,491	Series 2006-14, Class 2A1A, 5.470% due 3/19/38 (a)	472,887
377,993	Series 2006-14, Class 2A1B, 5.520% due 3/19/38 (a)	378,617
377,993	Series 2006-14, Class 2A1C, 5.490% due 3/19/38 (a)	378,210
	IMPAC CMB Trust:
40,292	Series 2003-8, Class 1A2, 6.320% due 10/25/33 (a)	40,311
317,285	Series 2005-7, Class A1, 5.580% due 11/25/35 (a)	317,871
119,922	IMPAC Secured Assets Corp., Series 2004-03, Class 1A4, 5.720% due 11/25/34 (a)	120,392

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.5% (continued)
$306,570	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.403% due 10/25/35 (a)	$305,471
85,962	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.660% due 9/26/45 (a)(c)	86,257
313,032	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.580% due 2/25/46 (a)	313,922
225,426	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 5.720% due 11/25/33 (a)	226,176
67,272	MASTR ARM Trust, Series 2003-6, Class 5A1, 7.250% due 12/25/33 (a)	67,697
191,763	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.488% due 2/25/35 (a)	189,200
209,519	New York Mortgage Trust Inc., Series 2005-2, Class A, 5.650% due 8/25/35 (a)	211,241
400,000	Residential Accredit Loans Inc., Series 2006-QO7, Class 3A2, 5.525% due 9/25/46 (a)	398,000
	Residential Asset Securitization Trust:
72,622	Series 2003-A11, Class A2, PAC, 5.770% due 11/25/33 (a)	72,699
234,457	Series 2004-A02, Class 1A3, PAC, 5.720% due 5/25/34 (a)	235,162
176,793	Series 2004-A4, Class A2, PAC, 5.670% due 8/25/34 (a)	176,805
82,962	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.720% due 6/25/33 (a)	83,097
	Sequoia Mortgage Trust:
12,352	Series 09, Class 2A, 6.932% due 9/20/32 (a)	12,348
212,088	Series 2003-2, Class A1, 5.650% due 6/20/33 (a)	212,110
24,921	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1, 6.099% due 11/25/34 (a)	25,426
	Structured ARM Loan Trust:
14,217	Series 2004-01, Class 2A, 5.630% due 2/25/34 (a)	14,219
18,916	Series 2004-07, Class A1, 5.590% due 6/25/34 (a)	18,927
16,744	Series 2005-03XS, Class A2, 5.570% due 1/25/35 (a)	16,749
	Structured Asset Mortgage Investments Inc.:
86,204	Series 2003-AR2, Class A1, 5.690% due 12/19/33 (a)	86,130
52,146	Series 2005-AR3, Class 2A1, 7.503% due 8/25/35 (a)	52,649
	Series 2005-AR7:
150,762	Class 1A1, 7.650% due 12/27/35 (a)	153,202
150,762	Class 1A2, 5.700% due 12/27/35 (a)	151,506
403,096	Series 2006-AR6, Class 1A3, 5.510% due 7/25/36 (a)	403,970
	Structured Asset Securities Corp.:
52,976	Series 1998-3, Class M1, 6.320% due 3/25/28 (a)	52,099
89,684	Series 1998-8, Class M1, 6.260% due 8/25/28 (a)	89,703
37,084	Series 2002-08A, Class 7A1, 6.846% due 5/25/32 (a)	36,938
97,721	Series 2002-16A, Class 1A1, 7.691% due 8/25/32 (a)	97,342
28,681	Series 2003-08, Class 2A9, 5.820% due 4/25/33 (a)	28,798
90,341	Series 2004-NP1, Class A, 5.720% due 9/25/33 (a)(c)	90,174
136,602	Series 2005-RF3, Class 2A, 6.327% due 6/25/35 (a)(c)	137,371
	Thornburg Mortgage Securities Trust:
28,268	Series 2004-01, Class I2A, 5.770% due 3/25/44 (a)	28,270
252,089	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)	252,254
152,533	Series 2005-03, Class A4, 5.590% due 10/25/45 (a)	152,404
292,489	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.751% due 8/20/35 (a)	290,647
	Washington Mutual Inc.:
194,779	Series 2003-S6, Class 2A8, 5.720% due 7/25/18 (a)	195,524
74,858	Series 2004-AR2, Class A, 6.422% due 4/25/44 (a)	75,014
301,094	Series 2005-AR11, Class A1A, 5.640% due 8/25/45 (a)	301,930
211,154	Series 2005-AR19, Class A1A1, 5.590% due 12/25/45 (a)	211,763
156,876	Series 2006-AR10, Class 1A1, 5.951% due 9/25/36 (a)	157,593

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 37.5% (continued)
	Washington Mutual Mortgage Pass-Through Certificates:
$89,426	Series 2002-AR1, Class 1A1, 7.486% due 11/25/30 (a)	$89,025
433,553	Series 2006-AR18, Class 1A1, 5.351% due 1/25/37 (a)	430,471
	Wells Fargo Mortgage Backed Securities Trust:
321,552	Series 2003-5, Class A4, PAC, 5.720% due 5/25/33 (a)	323,470
175,885	Series 2004-Y, Class 1A1, 4.587% due 11/25/34 (a)	173,700

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,012,791)	14,995,864

ASSET-BACKED SECURITIES - 20.5%
Automobiles - 1.6%
450,000	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 5.400% due 5/7/12 (a)(b)	449,985
185,306	Capital One Auto Finance Trust, Series 2004-B, Class A4, 5.430% due 8/15/11 (a)(b)	185,363

	Total Automobiles	635,348

Credit Card - 0.9%
375,000	Capital One Master Trust, Series 2001-1, Class A, 5.520% due 12/15/10 (a)(b)	375,585

Diversified Financial Services - 0.7%
	Business Loan Express:
152,348	Series 2002-AA, Class A, 5.970% due 6/25/28 (a)(b)(c)	152,782
47,996	Series 2003-2A, Class A, 6.120% due 1/25/32 (a)(b)(c)	48,416
80,590	Series 2003-AA, Class A, 6.270% due 5/15/29 (a)(b)(c)	81,403

	Total Diversified Financial Services	282,601

Home Equity - 16.2%
17,910	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 5.690% due 9/25/34 (a)(b)	17,916
73,300	Argent Securities Inc., Series 2004-W10, Class A2, 5.710% due 10/25/34 (a)(b)	73,395
93,522	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.860% due 11/15/31 (a)(b)	93,418
114,796	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 5.720% due 9/25/34 (a)(b)	114,353
	Bear Stearns Asset-Backed Securities Inc.:
209,368	Series 2003-1, Class A1, 5.820% due 11/25/42 (a)(b)	209,196
244,778	Series 2003-SD1, Class A, 5.770% due 12/25/33 (a)(b)	245,982
57,547	Series 2003-SD3, Class A, 5.800% due 10/25/33 (a)(b)	57,710
97,261	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.630% due 1/25/33 (a)(b)	97,296
46,518	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.870% due 7/25/43 (a)(b)(c)	46,626
355,685	Centex Home Equity, Series 2005-D, Class AV2, 5.590% due 10/25/35 (a)(b)	355,610
	Countrywide Asset-Backed Certificates:
217,062	Series 2004-6, Class 2A4, 5.770% due 11/25/34 (a)(b)	217,062
217,079	Series 2006-SD2, Class 1A1, 5.670% due 11/25/36 (a)(b)(c)	216,262
274,881	Series 2006-SD3, Class A1, 5.650% due 7/25/36 (a)(b)(c)	273,437
104,732	Countrywide Home Equity Loan Trust, Series 2004-J, Class 2A, 5.610% due 12/15/33 (a)(b)	104,718
10,996	Fieldstone Mortgage Investment Corp., Series 2005-1, Class 2A2, 5.540% due 3/25/35 (a)(b)	10,997
80,009	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFH4, Class 1A1, 5.620% due 1/25/35 (a)(b)	80,036
18,171	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 6.240% due 8/25/32 (a)(b)	18,182
100,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	99,578

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 16.2% (continued)
$243,070	GSAMP Trust, Series 2006-SEA1, Class A, 5.620% due 5/25/36 (a)(b)(c)	$223,624
358,895	Lehman XS Trust, Series 2006-16N, Class A4B, 5.560% due 11/25/46 (a)	360,144
279,805	Merrill Lynch Mortgage Investors Trust, Series 2006-SD1, Class A, 5.600% due 1/25/47 (a)	279,217
390,000	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.940% due 8/25/34 (a)	388,187
418,322	Option One Mortgage Loan Trust, Series 2003-01, Class A2, 5.740% due 2/25/33 (a)	418,331
	RAAC:
251,609	Series 2006-RP2, Class A, 5.570% due 2/25/37 (a)(c)	251,232
263,160	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(c)	262,065
378,191	Series 2006-RP4, Class A, 5.610% due 1/25/46 (a)(c)	376,328
	Renaissance Home Equity Loan Trust:
165,242	Series 2003-2, Class A, 5.760% due 8/25/33 (a)	165,074
227,780	Series 2003-3, Class A, 5.820% due 12/25/33 (a)	227,895
111,386	Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 5.820% due 7/25/32 (a)	111,416
	SACO I Trust:
32,102	Series 2005-02, Class A, 5.520% due 4/25/35 (a)(c)	31,910
141,082	Series 2005-08, Class A1, 5.600% due 11/25/20 (a)	138,236
212,019	Series 2005-10, Class 1A, 5.580% due 6/25/36 (a)	205,868
59,206	Series 2005-WM3, Class A1, 5.580% due 9/25/35 (a)	59,114
208,734	Series 2006-05, Class 1A, 5.470% due 4/25/36 (a)	203,018
24,834	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.820% due 3/25/32 (a)	24,841
22,345	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 5.770% due 8/25/31 (a)	22,361
4,045	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.660% due 1/25/34 (a)	4,047
55,481	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 6.000% due 1/25/33 (a)	55,504
284,977	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.750% due 3/25/37 (a)(c)	284,264
58,915	Wachovia Asset Securitization Inc., Series 2003-HE1, Class A1, 5.610% due 3/25/33 (a)	58,913

	Total Home Equity	6,483,363

Other - 0.2%
89,682	Lehman XS Trust, Series 2005-02, Class 2A1A, 5.470% due 8/25/35 (a)	89,685

Student Loan - 0.9%
342,501	Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2, 5.640% due 10/25/35 (a)(b)	341,634

	TOTAL ASSET-BACKED SECURITIES (Cost - $8,261,077)	8,208,216

CORPORATE BONDS & NOTES - 7.1%
Aerospace & Defense - 0.0%
5,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (c)	4,963

Automobiles - 0.5%
200,000	DaimlerChrysler NA Holding Corp., 5.805% due 8/3/09 (a)(b)	200,578

Building Products - 0.0%
20,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 11.250% due 3/1/14	12,400

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 0.5%
$200,000	Kaupthing Bank HF, Notes, 5.750% due 10/4/11 (c)	$200,811

Chemicals - 0.0%
5,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	4,775

Commercial Banks - 2.0%
200,000	Glitnir Banki HF, Bond, 5.830% due 1/18/12 (a)(c)	201,259
200,000	HSBC Bank PLC, Series G, MTN, 8.190% due 7/20/12 (a)(c)	185,200
200,000	Landsbanki Islands HF, Senior Notes, 6.060% due 8/25/09 (a)(c)	202,127
100,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (c)	94,880
100,000	TuranAlem Finance BV, Bond, 6.735% due 1/22/09 (a)(c)	99,125

	Total Commercial Banks	782,591

Commercial Services & Supplies - 0.0%
5,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	4,975
5,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (c)	4,900

	Total Commercial Services & Supplies	9,875

Diversified Financial Services - 0.5%
200,000	Residential Capital Corp., Senior Notes, 6.460% due 4/17/09 (a)	192,692

Diversified Telecommunication Services - 0.6%
5,000	Citizens Communications Co., 7.050% due 10/1/46 (b)	3,688
10,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	10,500
20,000	Qwest Corp., Notes, 8.610% due 6/15/13 (a)	20,800
200,000	Telecom Italia Capital, 5.970% due 7/18/11 (a)	200,959

	Total Diversified Telecommunication Services	235,947

Health Care Providers & Services - 0.2%
10,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)(c)	9,762
23,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (c)(d)	22,885
30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	26,850
5,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (c)(d)	4,650

	Total Health Care Providers & Services	64,147

Hotels, Restaurants & Leisure - 0.0%
5,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (b)	4,075
5,000	MGM MIRAGE Inc., Senior Notes, 7.500% due 6/1/16	4,675

	Total Hotels, Restaurants & Leisure	8,750

Independent Power Producers & Energy Traders - 0.1%
5,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (b)(c)	4,350
10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	9,675

	Total Independent Power Producers & Energy Traders	14,025

Media - 0.6%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	5,050
5,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14 (b)	4,800
10,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	10,050
5,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,762
200,000	Viacom Inc., Senior Notes, 5.710% due 6/16/09 (a)	200,718

	Total Media	225,380

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 0.0%
$10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	$10,525

Multiline Retail - 0.0%
10,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)(c)(d)	8,550
5,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	5,288

	Total Multiline Retail	13,838

Oil, Gas & Consumable Fuels - 1.6%
200,000	Anadarko Petroleum Corp., Senior Notes, 5.760% due 9/15/09 (a)(b)	200,312
5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	4,988
410,000	Pemex Project Funding Master Trust, Senior Notes, 5.960% due 12/3/12 (a)(c)	410,512
10,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	11,100

	Total Oil, Gas & Consumable Fuels	626,912

Paper & Forest Products - 0.0%
5,000	Abitibi-Consolidated Co. of Canada, Senior Notes, 8.375% due 4/1/15	4,100
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11 (b)	5,125

	Total Paper & Forest Products	9,225

Pharmaceuticals - 0.0%
5,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	4,200

Real Estate Management & Development - 0.0%
5,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (c)	4,200

Road & Rail - 0.0%
5,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	5,200

Textiles, Apparel & Luxury Goods - 0.0%
5,000	Levi Strauss & Co., Senior Notes, 8.875% due 4/1/16	4,850
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	3,045

	Total Textiles, Apparel & Luxury Goods	7,895

Trading Companies & Distributors - 0.0%
5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	5,125

Transportation Infrastructure - 0.0%
5,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (c)	3,575

Wireless Telecommunication Services - 0.5%
200,000	Vodafone Group PLC, 5.640% due 2/27/12 (a)	200,505

	TOTAL CORPORATE BONDS & NOTES (Cost - $2,902,261)	2,848,134

MORTGAGE-BACKED SECURITIES - 16.5%
FHLMC - 0.4%
175,714	Federal Home Loan Mortgage Corp. (FHLMC), 6.927% due 1/1/27 (a)(b)	176,743

FNMA - 16.1%
	Federal National Mortgage Association (FNMA):
431,817	5.212% due 9/1/35 (a)(b)	429,548
800,000	5.000% due 8/14/37 (e)	750,375
5,100,000	6.000% due 8/14/37 (e)	5,052,983

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
FNMA - 16.1% (continued)
$191,487	5.475% due 5/1/42 (a)(b)	$193,353

	Total FNMA	6,426,259

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $6,590,658)	6,603,002

SOVEREIGN BOND - 0.5%
Russia - 0.5%
195,020	Russian Federation, 7.500% due 3/31/30 (Cost - $220,623)	213,851

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.5%
U.S. Government Agencies - 11.5%
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
120,408	7.093% due 2/1/23 (a)(b)	122,528
267,259	7.017% due 4/1/26 (a)(b)	269,084
60,685	7.401% due 7/1/29 (a)(b)	61,258
71,341	7.256% due 8/1/30 (a)(b)	72,090
67,442	5.216% due 10/1/33 (a)(b)	68,463
325,455	One Year LIBOR, 4.070% due 5/1/33 (a)(b)	324,071
	Federal National Mortgage Association (FNMA):
190,369	12.000% due 4/1/16 (b)	220,576
	One Year CMT ARM:
168,178	6.638% due 8/1/15 (a)(b)	167,493
155,117	6.472% due 4/1/20 (a)(b)	154,236
213,533	7.042% due 11/1/25 (a)(b)	214,785
267,978	7.253% due 1/1/26 (a)(b)	272,527
311,082	7.119% due 7/1/26 (a)(b)	319,609
178,176	6.930% due 5/1/28 (a)(b)	179,015
83,628	7.228% due 5/1/28 (a)(b)	85,683
146,095	7.296% due 9/1/30 (a)(b)	147,577
59,352	4.857% due 9/1/32 (a)(b)	60,056
18,052	7.290% due 1/1/33 (a)(b)	18,177
70,960	4.284% due 2/1/33 (a)(b)	71,733
69,894	4.021% due 5/1/33 (a)(b)	70,425
187,388	3.616% due 9/1/33 (a)(b)	186,377
	One Year LIBOR:
11,771	6.917% due 1/1/33 (a)(b)	11,871
155,176	4.062% due 7/1/33 (a)(b)	154,312
92,376	4.063% due 10/1/33 (a)(b)	91,093
215,190	4.700% due 10/1/34 (a)(b)	212,762
	Six Month LIBOR:
106,164	4.412% due 4/1/33 (a)(b)	106,110
32,006	7.495% due 4/1/33 (a)(b)	32,153
63,231	4.531% due 5/1/33 (a)(b)	63,519
27,399	4.442% due 6/1/33 (a)(b)	27,506
291,335	4.498% due 10/1/34 (a)(b)	287,252
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
86,218	5.375% due 5/20/26 (a)(b)	87,231
43,638	5.375% due 5/20/32 (a)(b)	44,130
208,295	6.000% due 1/20/35 (a)(b)	209,913
192,829	4.000% due 2/20/35 (a)(b)	192,102

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,641,905)	4,605,717

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.1%
	U.S. Treasury Notes, Inflation Indexed:
$106,888	1.875% due 7/15/15	$102,479
1,123,736	2.375% due 1/15/17	1,114,958

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,194,607)	1,217,437

TERM LOANS - 4.8%
Health Care Providers & Services - 1.2%
500,000	Health Management Association Term Loan B Term Loan, 7.150% due 1/16/14	467,500

Independent Power Producers & Energy Traders - 1.2%
500,000	NRG Energy Term Loan, 1.000% due 2/1/13	480,000

Media - 1.2%
500,000	Cablevision Term Loan B Term Loan, 6.450% due 3/30/13	481,250

Multiline Retail - 1.2%
500,000	Neiman Marcus Term Loan B, 6.947% due 3/13/13	483,750

	TOTAL TERM LOANS (Cost - $1,912,500)	1,912,500

CONTRACTS
PURCHASED OPTION - 0.0%
40	Eurodollar Futures, Call @ $94.63, expires 9/17/07 (Cost - $5,700)	9,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $40,742,122)	40,614,221

FACE AMOUNT
SHORT-TERM INVESTMENTS - 14.7%
U.S. Government Agency - 0.4%
$180,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (Cost - $174,264) (f)(g)	174,349

Repurchase Agreement - 14.3%
5,707,000	Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07; Proceeds at maturity - $5,707,829; (Fully collateralized by U.S. government agency obligation, 6.020% due 8/8/25; Market value - $5,998,478) (Cost - $5,707,000) (b)	5,707,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,881,264)	5,881,349

	TOTAL INVESTMENTS - 116.2% (Cost - $46,623,386#)	46,495,570
	Liabilities in Excess of Other Assets - (16.2)%	(6,466,147)

	TOTAL NET ASSETS - 100.0%	$40,029,423

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b)	All or a portion of this security is segregated for open futures contracts and to-be-announced (“TBA”) securities.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	This security is traded on a to-be-announced TBA basis (See Note 1).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2007

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDC	— Capital Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Mortgage Corp.
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
MTN	— Medium - Term Notes
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,513
Gross unrealized depreciation	(202,329)

Net unrealized depreciation	$(127,816)

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain(Loss)
Contracts to Buy:
Eurodollar Futures	8	12/07	$1,897,640	$1,898,100	$460
U.S. Treasury Notes 2 Year Futures	15	9/07	3,061,263	3,074,063	12,800

					13,260

Contracts to Sell:
U.S. Treasury Notes 5 Year Futures	29	9/07	$3,031,246	$3,058,594	$(27,348)
U.S. Treasury Notes 10 Year Futures	32	9/07	3,371,418	3,437,500	(66,082)

					(93,430)

Net Unrealized Loss on Open Futures Contracts					$(80,170)

At July 31, 2007, the Fund held term loans with a total cost of $1,912,500 and a total market value of $1,912,500.

At July 31, 2007, the Fund held TBA securities with a total cost of $ 5,787,422.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2007